Long-term debt - Schedule of Future Payments Related to Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Principal
2024	$ 1,803
2025	2,315
2026	531
2027	379,836
2028	615
Thereafter	338,563
Total payments	723,663
Interest
2024	43,419
2025	43,344
2026	43,294
2027	32,112
2028	20,927
Thereafter	11,304
Total payments	194,400
Total
2024	45,222
2025	45,659
2026	43,825
2027	411,948
2028	21,542
Thereafter	349,867
Total payments, principal and future interest expense	918,063
Interest	(194,400)
Deferred financing cost	(3,715)	$ (4,720)
Total	714,841	$ 730,704
2029 Notes
Total
Discount on notes	(4,059)
Premium on notes	382
2027 Notes
Total
Discount on notes	(2,571)
Premium on notes	$ 1,141